Insurance Contracts - Insurance Contract Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	$ 184	$ 75	$ 162
Insurance contract liabilities	(135,669)	(131,294)	(149,412)
Reinsurance contract held assets	5,794	6,115	6,612
Reinsurance contract held liabilities	1,623	1,603	1,994
PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0	0
Insurance contract liabilities	(17,264)	(16,923)	(17,395)
Reinsurance contract held assets	341	441	437
Reinsurance contract held liabilities	0	41	0
non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	184	75	162
Insurance contract liabilities	(118,405)	(114,371)	(132,017)
Reinsurance contract held assets	5,453	5,674	6,175
Reinsurance contract held liabilities	1,623	1,562	1,994
Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0	0
Insurance contract liabilities	(82,436)	(74,435)	(84,283)
Reinsurance contract held assets	1,557	1,504	1,864
Reinsurance contract held liabilities	1,432	1,369	1,751
Canada | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0	0
Insurance contract liabilities	(12,446)	(11,780)	(12,472)
Reinsurance contract held assets	152	218	196
Reinsurance contract held liabilities	0	41	0
Canada | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0	0
Insurance contract liabilities	(69,990)	(62,655)	(71,811)
Reinsurance contract held assets	1,405	1,286	1,668
Reinsurance contract held liabilities	1,432	1,328	1,751
U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	90	0	20
Insurance contract liabilities	(24,630)	(25,158)	(28,846)
Reinsurance contract held assets	4,083	4,104	4,549
Reinsurance contract held liabilities	0	0	37
U.S. | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0	0
Insurance contract liabilities	(4,791)	(5,067)	(4,846)
Reinsurance contract held assets	185	222	240
Reinsurance contract held liabilities	0	0	0
U.S. | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	90	0	20
Insurance contract liabilities	(19,839)	(20,091)	(24,000)
Reinsurance contract held assets	3,898	3,882	4,309
Reinsurance contract held liabilities	0	0	37
Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	94	75	142
Insurance contract liabilities	(28,527)	(27,437)	(30,045)
Reinsurance contract held assets	154	441	128
Reinsurance contract held liabilities	191	234	201
Asia | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0	0
Insurance contract liabilities	(27)	(76)	(77)
Reinsurance contract held assets	4	1	1
Reinsurance contract held liabilities	0	0	0
Asia | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	94	75	142
Insurance contract liabilities	(28,500)	(27,361)	(29,968)
Reinsurance contract held assets	150	440	127
Reinsurance contract held liabilities	191	234	201
Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0	0
Insurance contract liabilities	(76)	(4,264)	(6,238)
Reinsurance contract held assets	0	66	71
Reinsurance contract held liabilities	0	0	5
Corporate | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0	0
Insurance contract liabilities	0	0	0
Reinsurance contract held assets	0	0	0
Reinsurance contract held liabilities	0	0	0
Corporate | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0	0
Insurance contract liabilities	(76)	(4,264)	(6,238)
Reinsurance contract held assets	0	66	71
Reinsurance contract held liabilities	0	0	5
Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(135,485)	(131,219)	(149,250)
Insurance | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(17,264)	(16,923)	(17,395)
Insurance | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(118,221)	(114,296)	(131,855)
Insurance | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(82,436)	(74,435)	(84,283)
Insurance | Canada | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(12,446)	(11,780)	(12,472)
Insurance | Canada | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(69,990)	(62,655)	(71,811)
Insurance | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(24,540)	(25,158)	(28,826)
Insurance | U.S. | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(4,791)	(5,067)	(4,846)
Insurance | U.S. | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(19,749)	(20,091)	(23,980)
Insurance | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(28,433)	(27,362)	(29,903)
Insurance | Asia | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(27)	(76)	(77)
Insurance | Asia | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(28,406)	(27,286)	(29,826)
Insurance | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(76)	(4,264)	(6,238)
Insurance | Corporate | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	0	0	0
Insurance | Corporate | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(76)	(4,264)	(6,238)
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(4,171)	(4,512)	(4,618)
Reinsurance contracts held | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(341)	(400)	(437)
Reinsurance contracts held | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	3,830	4,112	4,181
Reinsurance contracts held | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(125)	(135)	(113)
Reinsurance contracts held | Canada | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(152)	(177)	(196)
Reinsurance contracts held | Canada | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(27)	(42)	(83)
Reinsurance contracts held | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(4,083)	(4,104)	(4,512)
Reinsurance contracts held | U.S. | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(185)	(222)	(240)
Reinsurance contracts held | U.S. | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	3,898	3,882	4,272
Reinsurance contracts held | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	37	(207)	73
Reinsurance contracts held | Asia | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(4)	(1)	(1)
Reinsurance contracts held | Asia | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(41)	206	(74)
Reinsurance contracts held | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	0	(66)	(66)
Reinsurance contracts held | Corporate | PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	0	0	0
Reinsurance contracts held | Corporate | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	0	66	66
Non Backed Investments
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities	$ (105)	$ (154)	$ 195